UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22899

CG Funds Trust
(Exact name of registrant as specified in charter)

733 Third Avenue, 24th Floor
New York, NY  10017
 (Address of principal executive offices) (Zip code)

Robert P. Morse, President & Chief Executive Officer
CG Funds Trust
733 Third Avenue, 24th Floor
New York, NY  10017
 (Name and address of agent for service)

(855) 460-2838
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2015

Date of reporting period:  January 31, 2015

Item 1. Schedule of Investments.

CG Core Balanced Fund
Schedule of Investments
January 31, 2015 (Unaudited)

	Shares	Value
COMMON STOCKS - 85.6%
Aerospace - 3.4%
Boeing Co.	150	$21,805
Lockheed Martin Corp.	150	28,256
		50,061
Airlines - 2.5%
Delta Air Lines, Inc.	800	37,848

Biotechnology - 10.8%
Alexion Pharmaceuticals, Inc. (a)	150	27,486
Celgene Corp. (a)	250	29,790
Gilead Sciences, Inc. (a)	350	36,690
Jazz Pharmaceuticals (a)(b)	200	33,868
Regeneron Pharmaceuticals, Inc. (a)	80	33,333
		161,167
Building & Construction - 2.0%
D.R. Horton, Inc.	1,200	29,424

Chemicals - 1.8%
Celanese Corp., Series A	500	26,880

Containers & Packaging - 3.0%
Packaging Corporation of America	600	45,510

Drugs - 4.9%
AbbVie, Inc.	500	30,175
Mylan, Inc. (a)	800	42,520
		72,695
Energy - 1.5%
EOG Resources, Inc.	250	22,257

Energy Equipment & Services - 1.0%
Schlumberger Ltd. (b)	175	14,418

Financial Services - 3.6%
American Express Co.	200	16,138
The Blackstone Group LP	1,000	37,340
		53,478
Food & Staples Retailing - 2.0%
CVS Caremark Corp.	300	29,448

Forest Products - 1.4%
Weyerhaeuser Co. - REIT	600	21,510

Health Care Equipment & Supplies - 3.1%
NuVasive, Inc. (a)	1,000	46,320

Health Care Services - 2.0%
Johnson & Johnson	300	30,042

Internet Software & Services - 7.0%
Baidu, Inc. - ADR (a)(b)	150	32,688
Facebook, Inc. - Class A (a)	300	22,773
Paychex, Inc.	600	27,156
Twitter, Inc. (a)	600	22,518
		105,135
Leisure - 2.2%
Polaris Industries, Inc.	225	32,533

Machinery - 1.7%
Cummins, Inc.	180	25,103

Media - 1.8%
Walt Disney Co.	300	27,288

Medical Laboratories & Research - 2.1%
Thermo Fisher Scientific, Inc.	250	31,303

Railroads - 2.2%
CSX Corp.	1,000	33,300

Real Estate - 1.3%
CBRE Group, Inc. - Class A (a)	600	19,404

Rental & Leasing Services - 0.6%
Ryder System, Inc.	100	8,279

Semiconductors - 8.6%
Ambarella, Inc. (a)(b)	500	27,655
KLA-Tencor Corp.	400	24,588
Micron Technology, Inc. (a)	1,000	29,265
NXP Semiconductors NV (a)(b)	600	47,604
		129,112
Services - 3.5%
Amazon.com, Inc. (a)	100	35,453
Google Inc. - Class A (a)	30	16,126
		51,579
Specialty Retail - 8.6%
Home Depot, Inc.	200	20,884
Nike, Inc. - Class B	200	18,450
Restoration Hardware Holdings, Inc. (a)	400	35,012
TJX Companies, Inc.	300	19,782
VF Corp.	500	34,685
		128,813
Technology - 1.7%
Hewlett-Packard Co.	700	25,291

Trucking - 1.3%
JB Hunt Transport Services, Inc.	250	19,903
TOTAL COMMON STOCKS (Cost $1,199,452)		$1,278,101

PREFERRED STOCKS - 9.3%
Financial Services - 4.4%
Deutsche Bank Capital Funding Trust IX, 6.6250%	800	20,304
JPMorgan Chase & Co., Series T	800	21,320
Royal Bank of Scotland Group PLC, Series P (b)	1,000	24,600
		66,224
Insurance - 4.9%
Aegon NV, 6.375% (b)	1,000	25,730
MetLife, Inc., Series B	800	20,872
PartnerRe Ltd., Series D (b)	1,000	25,790
		72,392
TOTAL PREFERRED STOCKS (Cost $134,938)		$138,616

SHORT TERM INVESTMENT - 3.2%
First American Prime Obligations Fund, Class Z, 0.016% (c)
TOTAL SHORT TERM INVESTMENT (Cost $46,924)	46,924	$46,924

Total Investments (Cost $1,381,314) - 98.1%		$1,463,641
Other Assets in Excess of Liabilities - 1.9%		28,888
TOTAL NET ASSETS - 100.0%		$1,492,529

Percentages are stated as a percent of net assets.

(a)	Non-income producing security
(b)	Foreign Domiciled
(c)	Variable Rate Security - the rate shown is the annualized seven-day effective yield as of January 31, 2015.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of January 31, 2015:

				Total
	Level 1	Level 2	Level 3	Fair Value

Common Stocks	$1,278,101	$-	$-	$1,278,101
Preferred Stocks	138,616	-	-	138,616
Short Term Investment	46,924	-	-	46,924
Total Investments	$1,463,641	$-	$-	$1,463,641

Transfers between levels are recognized at the end of the reporting period. During the period ended January 31, 2015, the Fund recognized no transfers to/from Level 1 or 2. The Fund did not invest in any Level 3 investments during the period.

On January 31, 2015, the cost of investments for federal income tax purposes was approximately $1,381,314. The aggregate gross unrealized appreciation and depreciation of investments, based on this cost, was as follows*:

Unrealized appreciation			$117,665
Unrealized depreciation			(35,338)
Net unrealized appreciation			$82,327

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    CG Funds Trust

By (Signature and Title) /s/ Robert P. Morse
                                           Robert P. Morse, President & Chief Executive Officer

Date  March 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Robert P. Morse
                                              Robert P. Morse, President & Chief Executive Officer

Date  March 24, 2015

By (Signature and Title)* /s/ Jian Wang
                                             Jian Wang, Treasurer

Date  March 24, 2015

* Print the name and title of each signing officer under his or her signature.